Financial instruments	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Financial instruments

35.Financial instruments

Credit risk

Exposure to credit risk:

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		31 December	31 December
	Notes	2024	2023
Trade receivables	19	16,791,281	16,244,788
Contract assets	21	5,365,452	4,754,422
Receivables from financial services	20	7,509,494	9,291,730
Cash and cash equivalents (*)	23	68,933,837	72,158,173
Derivative financial instruments	34	2,043,112	2,952,207
Other current & non-current assets (**)	17	1,574,144	1,032,929
Financial assets at amortized cost	24	1,065,899	-
Financial assets at fair value through profit or loss	24	9,535,419	13,587,946
Financial assets at fair value through other comprehensive income	24	14,093,601	153,075
Due from related parties		246,529	247,426
		127,158,768	120,422,696
(*)	Cash in hand is excluded from cash and cash equivalents.
(**)	Prepaid expenses, VAT receivable, receivable from the Ministry of Transport and Infrastructure of Turkiye and advances given are excluded from other current assets and other non-current assets.

35.Financial instruments (continued)

Credit risk (continued)

Credit quality:

The maximum exposure to credit risk for trade receivables, other assets and cash and cash equivalent arising from sales transactions, including those classified as due from related parties at the reporting date by type of customer is:

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2024 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	110,985,804	1,545,456	315,159	200,441	163,139	278,217	1,065,717	265,058	123,443	114,942,434
Loss Allowance	128,504	39,809	12,336	9,641	12,499	11,917	210,105	182,562	51,239	658,612
(*)	Other Assets includes trade receivables, derivative financial instruments, financial assets, other current and non-current assets, cash and cash equivalent and due from related parties,

As of 31 December 2024, the total amount of derivative financial instruments, financial assets, other assets and cash and cash equivalent included in gross carrying amount is TL 97,242,368. TL and out of this total balance TL 97,084,546 is included within “not due” column with a total loss allowance of TL 9,790. Total overdue balance associated with these assets amounts to TL 157,821. Remaining balances represents trade receivables.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2024	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	5,370,915	-	-	-	-	-	-	-	-	5,370,915
Loss Allowance	5,463	-	-	-	-	-	-	-	-	5,463

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
services at 31 December 2024 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	5,810,498	1,150,837	306,997	150,378	73,566	29,922	140,447	1,542	6,798	7,670,985
Loss Allowance	11,894	3,230	1,016	2,003	30,093	17,036	87,730	1,547	6,942	161,491

(**) Other Assets includes receivables from financial services,

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2023 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	103,420,211	1,205,275	280,259	187,635	135,722	125,027	1,240,427	423,662	232,141	107,250,359
Loss Allowance	115,419	20,825	12,907	9,545	9,802	10,531	265,920	301,470	127,397	873,816

(*)  Other Assets includes trade receivables, derivative financial instruments, financial assets, other current and non-current assets, cash and cash equivalent and due from related parties,

35.Financial instruments (continued)

Credit risk (continued)

Credit quality: (continued)

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2023	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	4,759,315	-	-	-	-	-	-	-	-	4,759,315
Loss Allowance	4,893	-	-	-	-	-	-	-	-	4,893

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial services at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2023 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	8,473,931	651,486	120,539	30,901	37,716	13,186	164,149	2,989	9,000	9,503,897
Loss Allowance	48,342	5,023	1,862	2,153	14,893	6,816	121,101	2,979	8,998	212,167

(**) Other Assets includes receivables from financial services.

Impairment losses

Movements in the provision for trade receivables, contract assets, other assets and due from related parties are as follows:

	31 December 2024
	Contract	Trade Receivable &
	Assets	Other Assets
Opening balance	4,893	873,816
Provision for impairment recognized during the year	2,359	1,244,121
Amounts collected	-	(434,224)
Transfer to asset held for sale	-	-
Receivables written off during the year as uncollectible	-	(764,786)
Effect of changes in exchange rates	-	15,617
Inflation adjustment	(1,789)	(275,932)
Closing balance	5,463	658,612

35.Financial instruments (continued)

Impairment losses (continued)

	31 December 2023
	Contract	Trade Receivable &
	Assets	Other Assets
Opening balance	17,476	1,574,960
Provision for impairment recognized during the year	(7,135)	1,724,550
Amounts collected	-	(421,358)
Receivables written off during the year as uncollectible	-	(1,374,926)
Transfer to asset held for sale	-	(128,858)
Effect of changes in exchange rates	-	130,225
Inflation adjustment	(5,448)	(630,777)
Closing balance	4,893	873,816

Movements in the provision for impairment of receivables from financial services are as follows:

	31 December	31 December
	2024	2023
Opening balance	212,167	213,910
Provision for impairment recognized during the year	413,530	233,277
Amounts collected	(211,129)	(120,687)
Receivables transferred with receivables transfer contract (*)	(185,863)	(9,753)
Inflation adjustment	(67,214)	(104,580)
Closing balance	161,491	212,167
(*)

Turkcell Finansman signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years 2016 and 2022. Transferred doubtful receivables comprise of balances for which Turkcell Finansman initiated legal proceedings.

35.Financial instruments (continued)

Liquidity risk

The table below analyses the Group’s financial liabilities by considering relevant maturity groupings based on their contractual maturities for:

-	all non-derivative financial liabilities, and
-	gross settled derivative financial instruments for which contractual maturities are essential for an understanding of the timing of the cash flows,

	31 December 2024							31 December 2023
	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	Amount	cash flows	or less	Months	years	years	Years	Amount	cash flows	or less	Months	years	years	Years
Non-derivative financial liabilities
Secured bank loans	7,822,576	(9,525,187)	(631,143)	(616,730)	(1,209,845)	(3,293,947)	(3,773,522)	6,820,818	(9,006,197)	(1,656,178)	(630,472)	(1,230,874)	(3,401,684)	(2,086,989)
Unsecured bank loans	54,577,537	(60,072,310)	(21,423,967)	(9,172,079)	(11,050,680)	(17,781,180)	(644,404)	65,063,445	(71,879,595)	(19,842,525)	(10,659,577)	(16,613,808)	(24,763,685)	-
Debt securities issued	37,117,622	(42,058,710)	(4,644,736)	(17,490,618)	(1,009,218)	(18,914,138)	-	46,010,564	(53,874,373)	(6,365,080)	(1,181,693)	(22,286,903)	(24,040,697)	-
Lease liabilities	4,822,524	(8,472,645)	(1,324,092)	(1,103,511)	(2,074,779)	(2,910,862)	(1,059,401)	3,504,921	(6,101,031)	(966,971)	(785,877)	(1,000,757)	(1,865,739)	(1,481,687)
Trade and other payables (*)	20,527,814	(20,527,814)	(20,256,183)	-	-	-	(271,632)	19,903,990	(19,903,990)	(19,695,803)	-	-	-	(208,187)
Due to related parties	960,149	(960,149)	(950,321)	(9,574)	-	(253)	-	852,969	(852,969)	(797,619)	-	(55,350)	-	-
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji (Note 27)	1,304,706	(3,522,330)	-	-	-	(173,859)	(3,348,471)	1,482,853	(4,271,293)	-	-	(21,042)	(415,285)	(3,834,966)
Derivative financial liabilities
Participating Cross Currency Swap and FX swap contracts	495,467	(367,296)	47,738	(74,258)	(96,862)	(243,914)	-	511,635	(260,155)	423,229	(78,276)	(231,535)	(373,573)	-
Buy	-	(4,547,999)	(2,917,288)	(185,693)	(182,674)	(1,262,344)	-	-	(35,198,892)	(32,233,094)	(276,745)	(507,968)	(2,181,085)	-
Sell	-	4,180,703	2,965,026	111,435	85,812	1,018,430	-	-	34,938,737	32,656,323	198,469	276,433	1,807,512	-
TOTAL	127,628,395	(145,506,441)	(49,182,704)	(28,466,770)	(15,441,384)	(43,318,153)	(9,097,430)	144,151,195	(166,149,603)	(48,900,947)	(13,335,895)	(41,440,269)	(54,860,663)	(7,611,829)
(*)	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

35.Financial instruments (continued)

Foreign exchange risk

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2024
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	-
Financial asset at fair value through other comprehensive income	442,921	43,369	-
Due from related parties - current	103	-	-
Trade receivables and contract assets	39,575	23,748	-
Other current assets	7,806	2,552	2
Cash and cash equivalents	1,045,260	429,728	213,952
	1,535,734	499,408	213,954
Foreign currency denominated liabilities
Loans and borrowings - non-current	(198,028)	(581,532)	(773,392)
Debt securities issued - non-current	(467,354)	-	-
Lease obligations - non-current	(1,287)	(8,264)	-
Other non-current liabilities	(37,041)	-	-
Loans and borrowings - current	(91,476)	(340,089)	(130,358)
Debt securities issued - current	(501,154)	-	-
Lease obligations - current	(60)	(1,272)	-
Other current liabilities	-	(9,247)	-
Trade and other payables - current	(194,302)	(72,107)	(257,317)
Due to related parties	(1,457)	-	-
	(1,492,159)	(1,012,511)	(1,161,067)

Financial liabilities defined as hedging instruments	6,582	115,662	-
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	(23,572)	(12,240)	358,090
Currency forward contracts	250,000	-	-
Net exposure	276,585	(409,681)	(589,023)

35.Financial instruments (continued)

Foreign exchange risk (continued)

	31 December 2023
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	-
Financial asset at fair value through other comprehensive income	156,278	75,622	-
Due from related parties - current	1,059	-	-
Trade receivables and contract assets	11,566	15,857	-
Other current assets	2,340	3,184	56
Cash and cash equivalents	534,318	639,362	257,156
	705,630	734,036	257,212
Foreign currency denominated liabilities
Loans and borrowings - non-current	(234,458)	(631,844)	(473,134)
Debt securities issued - non-current	(911,923)	-	-
Lease obligations - non-current	(1,063)	(9,425)	-
Other non-current liabilities	(34,889)	-	-
Loans and borrowings - current	(85,119)	(201,955)	(75,635)
Debt securities issued - current	(53,853)	-	-
Lease obligations - current	(103)	(3,097)	-
Other current liabilities	(848)	(2,160)	-
Trade and other payables - current	(134,540)	(87,414)	(323,677)
Due to related parties	(5,870)	-	-
	(1,462,666)	(935,895)	(872,446)

Financial liabilities defined as hedging instruments	10,097	329,890	-
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	361,971	(325,000)	100,586
Currency forward contracts	601,360	10,000	-
Net exposure	216,392	(186,969)	(514,648)

35.Financial instruments (continued)

Exposure to currency risk

Sensitivity analysis

The basis for the sensitivity analysis to measure foreign exchange risk is an aggregate corporate-level currency exposure. The aggregate foreign exchange exposure is composed of all assets and liabilities denominated in foreign currencies; the analysis excludes net foreign currency investments.

A 10% strengthening/weakening of the USD, UAH, BYN, EUR against the following currencies as at 31 December 2024 and 31 December 2023 would have increased/(decreased) profit or loss before by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

31 December 2024
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
Sensitivity analysis	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	974,224	(974,224)	-	-
2- Hedged portion of USD risk (-)	-	-	(23,185)	23,185
3- USD net effect (1+2)	974,224	(974,224)	(23,185)	23,185

4- EUR net asset/liability	(1,505,287)	1,505,287	-	-
5- Hedged portion of EUR risk (-)	-	-	(217,098)	217,098
6- EUR net effect (4+5)	(1,505,287)	1,505,287	(217,098)	217,098

7- Other foreign currency net asset/liability (RMB)	(282,643)	282,643	-	-
8- Hedged portion of other foreign currency risk (-) (RMB)	-	-	-	-
9- Other foreign currency net effect (7+8)	(282,643)	282,643	-	-
Total (3+6+9)	(813,706)	813,706	(240,283)	240,283

31 December 2023
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
Sensitivity analysis	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	913,412	(913,412)	-	-
2- Hedged portion of USD risk (-)	-	-	(42,915)	42,915
3- USD net effect (1+2)	913,412	(913,412)	(42,915)	42,915

4- EUR net asset/liability	(883,116)	883,116	-	-
5- Hedged portion of EUR risk (-)	-	-	(46,476)	46,476
6- EUR net effect (4+5)	(883,116)	883,116	(46,476)	46,476

7- Other foreign currency net asset/liability (RMB)	(306,223)	306,223	-	-
8- Hedged portion of other foreign currency risk (-) (RMB)	-	-	2,132	(2,132)
9- Other foreign currency net effect (7+8)	(306,223)	306,223	2,132	(2,132)
Total (3+6+9)	(275,927)	275,927	(87,259)	87,259

35.Financial instruments (continued)

Interest rate risk

As at 31 December 2024 and 2023 the interest rate profile of the Group’s variable rate interest-bearing financial instruments are as follows:

		31 December 2024		31 December 2023
		Effective		Effective
		Interest	Carrying	interest	Carrying
	Note	Rate	Amount	Rate	Amount
Variable rate instruments
USD floating rate loans	28	5.8%	(5,900,103)	3.9%	(7,702,498)
EUR floating rate loans	28	4.5%	(33,076,990)	2.1%	(37,272,708)

Sensitivity analysis

Cash flow sensitivity analysis for variable rate instruments:

An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2024 and 2023:

	Profit or loss		Equity
	100 bps	100 bps	100 bps	100 bps
	increase	decrease	increase	decrease
31 December 2024
Variable rate instruments (financial liability)	1,418,256	(1,418,256)	-	-
Cash flow sensitivity (net)	1,418,256	(1,418,256)	-	-
31 December 2023
Variable rate instruments (financial liability)	(2,720,152)	2,720,152	-	-
Cash flow sensitivity (net)	(2,720,152)	2,720,152	-	-

Fair value

As of 31 December 2024, and 2023, the Group’s does not have financial assets or financial liabilities that are measured at fair value using unobservable inputs within level 3.

35.Financial instruments (continued)

Financial assets:

Carrying values of a significant portion of financial assets do not differ significantly from their fair values due to their short-term nature. Fair values of financial assets are presented in Note 24.

Financial liabilities:

As at 31 December 2024 and 31 December 2023; for the majority of the borrowings, the fair values are not materially different to their carrying amounts since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.

The carrying amounts and fair values of non-current borrowings and current portion of non-current borrowings are as follows:

	Carrying	Fair
	amount	value
As at 31 December 2024:
Bank loans	8,890,170	8,882,444
Debt securities	34,114,065	33,913,271

	Carrying	Fair
	amount	value
As at 31 December 2023:
Bank loans	9,251,180	9,037,496
Debt securities	41,047,910	40,179,080

The fair values of non-current borrowings are based on discounted cash flows using a current borrowing rate. They are classified as level 3 of fair value hierarchy due to the use of unobservable inputs.